Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Gains (losses) on financial instruments [abstract]
Schedule of detail, by origin, of gains/losses on financial assets and liability
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2023	2022	2021
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	96	149	628
Financial assets at amortized cost	(3)	34	89
Other financial assets and liabilities	99	115	539
Of which debt instruments	51	122	567
Gains or losses on financial assets and liabilities held for trading, netA	2,322	842	1,141
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	204	162	132
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, netA	(93)	968	270
Gains or losses from hedge accounting, net	63	74	(46)
	2,592	2,195	2,125
A.Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net	As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2023	2022	2021
Exchange differences, net	41	(542)	(562)

Schedule of detail of asset balances measured at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2023	2022	2021
Loans and receivables:	51,072	44,962	34,812
Central banks	17,717	11,595	3,608
Credit institutions	14,520	17,175	13,549
Customers	18,835	16,192	17,655
Debt instruments	66,079	45,079	30,223
Equity instruments	19,125	13,777	19,119
Derivatives	56,328	67,002	54,292
	192,604	170,820	138,446

Schedule of detail of liability balances measured at fair value through profit or loss
The detail of the amount of the liability balances is as follows:

EUR million
	2023	2022	2021
Deposits	80,503	62,620	23,156
Central banks	9,017	7,497	1,645
Credit institutions	19,597	11,754	7,552
Customer	51,889	43,369	13,959
Marketable debt securities	5,371	5,427	5,454
Short positions	26,174	22,515	12,236
Derivatives	50,589	64,891	53,566
Other financial liabilities	—	—	—
	162,637	155,453	94,412